OTHER REQUIRED DISCLOSURES (Statement of cash flows) (Details) - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure of additional information [Abstract]
Inventories		$ 438,090	$ (1,906,524)	$ 156,517
Receivables and others		10,888	(41,535)	(29,539)
Trade receivables		573,811	(885,200)	(12,110)
Other liabilities		46,403	106,223	37,517
Trade payables		83,306	109,247	200,410
Increase (decrease) in working capital	[1]	1,152,498	(2,617,789)	352,795
Tax expense (income)		573,728	1,397,139	291,488
Taxes paid		(1,769,289)	(818,854)	(224,927)
Income tax accruals less payments, total		(1,195,561)	578,285	66,561
Interest accrued		(13,940)	(20,948)	13,339
Interest received		31,880	62,912	49,421
Interest paid		(42,735)	(36,063)	(55,769)
Interest accruals less payments, total		$ (24,795)	$ 5,901	$ 6,991

[1]	The working capital is impacted by non-cash movement of $ 24.9 million as of December 31, 2022 ($(12.5) million and $(18.0) million as of December 31, 2021 and 2020, respectively) due to the variations in the exchange rates used by subsidiaries with functional currencies different from the U.S. dollar.